Income Taxes - Summary of Effective Income Tax From Statutory Canadian Tax Rates (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Income tax expense at statutory Canadian rates	27.00%	27.00%
Increase (decrease) resulting from:
Rate differential on foreign income	4.00%	5.20%
Unrecognized tax losses and temporary differences	(0.50%)	1.10%
Non-deductible acquisition-related costs		1.20%
Non-deductible meals and entertainment	0.90%	1.00%
Income from associated companies	(0.30%)	0.70%
Non-taxable foreign income	(4.10%)	(7.30%)
Research and development and other tax credits	(2.70%)	(1.30%)
Disposition of a subsidiary	30.30%
Reorganization of corporate structure	1.20%
Statutory rate change on deferred tax balances	(4.80%)
Transition tax related to US tax reform	11.80%
Other	0.40%	0.20%
Average effective tax rate	63.20%	27.80%